Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Renminbi ("RMB") to per one U.S. dollar exchange rate		6.8755				6.8755
Goodwill impairment charge | $			$ 0	$ 0	$ 0
Accumulated deficit		¥ (1,469,303)				$ (213,701,000)		¥ (679,613)
Refund liability after the trial period	[1]	92,960
Remaining performance obligations, amount		¥ 188,357
Tutoring services and test preparation services maximum amortization period		1 year	1 year
Revenue, remaining performance obligation, expected timing of unsatisfaction, maximum period		1 year	1 year
Small scale VAT payer, VAT rate		3.00%	3.00%
General VAT payer, VAT rate		6.00%	6.00%
Aggregate Amounts Denominated in RMB		¥ 279,162						¥ 184,752
Study-abroad test preparation services
Summary Of Significant Accounting Policies [Line Items]
Refund liability after the trial period | $						$ 0
Nonacademic Educational Programs and Services
Summary Of Significant Accounting Policies [Line Items]
Small scale VAT payer, VAT rate		3.00%	3.00%
Topic 606
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit		¥ (1,469,303)
Topic 606 | Cumulative Impact of Adopting Topic 606
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit		55,380					¥ 48,316
Revenues		¥ 7,064

[1]	Refund liabilities represented estimated amounts of service fee collected that is subject to refund to the customers related to K-12 tutoring services and study abroad tutoring services.